AIG Strategic Bond Fund
AIG Strategic Bond Fund

SunAmerica Income Funds

AIG Strategic Bond Fund

Class A, Class B, Class C, Class W

(the “Fund”)

Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus

and Statement of Additional Information

each dated July 30, 2018, as supplemented and amended to date

Effective November 19, 2018, pursuant to an Amended and Restated Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC has contractually agreed to waive further a portion of its fees payable by the Fund through July 31, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Strategic Bond Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Strategic Bond Fund		Class A	Class B	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 19-21 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Strategic Bond Fund		Class A	Class B	Class C	Class W
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.33%	0.37%	0.33%	0.49%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.33%	2.02%	1.98%	1.14%
Fee Waiver and/or Expense Reimbursement	[1],[2]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.06%	1.75%	1.71%	0.87%
[1]	Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above $350 million of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.40%, 2.05%, 2.05% and 1.20% for Class A, Class B, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Income Funds as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

The subsection of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund – Example” and the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Strategic Bond Fund – Fees and Expenses of the Fund – Example” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Strategic Bond Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		578	851	1,145	1,978
Class B	[1]	578	907	1,263	2,149
Class C		274	595	1,043	2,285
Class W		89	335	602	1,362
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Strategic Bond Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		578	851	1,145	1,978
Class B	[1]	178	607	1,063	2,149
Class C		174	595	1,043	2,285
Class W		89	335	602	1,362
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.